Schedule of Investments (unaudited)
March 31, 2025
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 9.3%
Entertainment — 0.8%
Walt Disney Co.	654,324	$64,581,779
Interactive Media & Services — 3.0%
Alphabet Inc., Class A Shares	913,901	141,325,651
Meta Platforms Inc., Class A Shares	189,482	109,209,845
Total Interactive Media & Services		250,535,496
Media — 2.8%
Comcast Corp., Class A Shares	6,226,035	229,740,691
Wireless Telecommunication Services — 2.7%
T-Mobile US Inc.	844,241	225,167,517

Total Communication Services		770,025,483
Consumer Discretionary — 3.2%
Automobiles — 0.6%
General Motors Co.	971,312	45,680,803
Specialty Retail — 2.6%
Home Depot Inc.	316,136	115,860,683
Industria de Diseno Textil SA, ADR	4,075,588	101,889,700
Total Specialty Retail		217,750,383

Total Consumer Discretionary		263,431,186
Consumer Staples — 11.1%
Beverages — 3.6%
Coca-Cola Co.	2,501,723	179,173,402
Diageo PLC	4,415,638	115,392,306 (a)
Total Beverages		294,565,708
Food Products — 3.8%
Nestle SA, ADR	3,099,060	313,531,900
Household Products — 1.5%
Procter & Gamble Co.	735,129	125,280,684
Personal Care Products — 2.2%
Unilever PLC	3,119,000	186,101,613 (a)

Total Consumer Staples		919,479,905
Energy — 11.1%
Oil, Gas & Consumable Fuels — 11.1%
Enbridge Inc.	6,144,546	272,264,833
EQT Corp.	1,983,297	105,967,559
Exxon Mobil Corp.	2,309,617	274,682,750
Williams Cos. Inc.	4,439,117	265,281,632

Total Energy		918,196,774
Financials — 16.2%
Banks — 4.3%
JPMorgan Chase & Co.	1,047,573	256,969,657
PNC Financial Services Group Inc.	565,048	99,318,487
Total Banks		356,288,144
Consumer Finance — 2.1%
Capital One Financial Corp.	969,519	173,834,757
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 4.9%
Apollo Global Management Inc.	1,258,338	$172,316,805
Visa Inc., Class A Shares	682,193	239,081,359
Total Financial Services		411,398,164
Insurance — 4.9%
MetLife Inc.	2,023,669	162,480,384
Travelers Cos. Inc.	922,434	243,946,896
Total Insurance		406,427,280

Total Financials		1,347,948,345
Health Care — 12.3%
Health Care Equipment & Supplies — 3.1%
Becton Dickinson & Co.	1,120,274	256,609,962
Health Care Providers & Services — 2.7%
CVS Health Corp.	1,518,016	102,845,584
UnitedHealth Group Inc.	233,568	122,331,240
Total Health Care Providers & Services		225,176,824
Pharmaceuticals — 6.5%
AstraZeneca PLC	820,600	120,500,877 (a)
Haleon PLC	31,405,800	158,605,814 (a)
Johnson & Johnson	702,205	116,453,677
Merck & Co. Inc.	1,634,922	146,750,599
Total Pharmaceuticals		542,310,967

Total Health Care		1,024,097,753
Industrials — 8.4%
Aerospace & Defense — 4.5%
Northrop Grumman Corp.	388,429	198,879,532
RTX Corp.	1,322,938	175,236,368
Total Aerospace & Defense		374,115,900
Commercial Services & Supplies — 1.8%
Waste Management Inc.	639,444	148,037,680
Ground Transportation — 2.1%
Union Pacific Corp.	724,893	171,248,722

Total Industrials		693,402,302
Information Technology — 11.0%
Electronic Equipment, Instruments & Components — 1.0%
TE Connectivity PLC	560,363	79,190,499
Semiconductors & Semiconductor Equipment — 3.3%
Broadcom Inc.	1,183,415	198,139,174
Texas Instruments Inc.	416,576	74,858,707
Total Semiconductors & Semiconductor Equipment		272,997,881
Software — 4.9%
Microsoft Corp.	765,141	287,226,280
Oracle Corp.	857,571	119,897,002
Total Software		407,123,282
Technology Hardware, Storage & Peripherals — 1.8%
Apple Inc.	686,641	152,523,565

Total Information Technology		911,835,227
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2025 Quarterly Report

 ClearBridge Dividend Strategy Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Materials — 7.0%
Chemicals — 3.9%
Air Products & Chemicals Inc.			323,343	$95,360,318
Linde PLC			463,004	215,593,182
PPG Industries Inc.			152,991	16,729,566
Total Chemicals				327,683,066
Construction Materials — 2.0%
Vulcan Materials Co.			700,194	163,355,260
Metals & Mining — 1.1%
Freeport-McMoRan Inc.			2,359,501	89,330,708

Total Materials				580,369,034
Real Estate — 4.6%
Residential REITs — 1.9%
AvalonBay Communities Inc.			719,441	154,406,427
Specialized REITs — 2.7%
American Tower Corp.			674,249	146,716,583
Public Storage			261,745	78,337,661
Total Specialized REITs				225,054,244

Total Real Estate				379,460,671
Utilities — 5.0%
Electric Utilities — 0.7%
Edison International			997,227	58,756,615
Multi-Utilities — 4.3%
DTE Energy Co.			689,439	95,328,730
Sempra			3,626,408	258,780,475
Total Multi-Utilities				354,109,205

Total Utilities				412,865,820
Total Common Stocks (Cost — $4,790,939,288)				8,221,112,500
	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.0%††
Finance America NIM Trust, 2004-1 A (Cost — $73,449)	5.250%	6/27/34	$73,417	1 *(b)(c)
Total Investments before Short-Term Investments (Cost — $4,791,012,737)				8,221,112,501
			Shares
Short-Term Investments — 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.136%		25,629,152	25,629,152 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.202%		25,629,152	25,629,152 (d)(e)

Total Short-Term Investments (Cost — $51,258,304)				51,258,304
Total Investments — 99.8% (Cost — $4,842,271,041)				8,272,370,805
Other Assets in Excess of Liabilities — 0.2%				20,176,860
Total Net Assets — 100.0%				$8,292,547,665

See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 ClearBridge Dividend Strategy Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of March 31, 2025.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2025, the total market value of investments in Affiliated Companies was $25,629,152 and the cost was $25,629,152 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Dividend Strategy Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Dividend Strategy Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$617,985,986	$301,493,919	—	$919,479,905
Health Care	744,991,062	279,106,691	—	1,024,097,753
Other Common Stocks	6,277,534,842	—	—	6,277,534,842
Asset-Backed Securities	—	1	—	1
Total Long-Term Investments	7,640,511,890	580,600,611	—	8,221,112,501
Short-Term Investments†	51,258,304	—	—	51,258,304
Total Investments	$7,691,770,194	$580,600,611	—	$8,272,370,805

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$32,095,247	$181,375,660	181,375,660	$187,841,755	187,841,755

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$633,490	—	$25,629,152

ClearBridge Dividend Strategy Fund 2025 Quarterly Report